Note 1 - Introduction, Basis For The Presentation Of The Consolidated Financial Statements, Internal Control Of Financial Information And Other Information	12 Months Ended
Dec. 31, 2020
Introduction, Basis For The Presentation Of The Consolidated Financial Statements, Internal Control Of Financial Information And Other Information
Basis For The Presentation Of The Consolidated Financial Statements, Internal Control Of Financial Information And Other Information

1. Introduction, basis for the presentation of the Consolidated Financial Statements, Internal Control over Financial Reporting and other information

1.1. Introduction

Banco Bilbao Vizcaya Argentaria, S.A. (hereinafter “the Bank”, “BBVA" or “BBVA, S.A.”) is a private-law entity subject to the laws and regulations governing banking entities operating in Spain. It carries out its activity through branches and agencies across the country and abroad.

The Bylaws and other public information are available for inspection at the Bank’s registered address (Plaza San Nicolás, 4 Bilbao) as noted on its web site (www.bbva.com).

In addition to the activities it carries out directly, the Bank heads a group of subsidiaries, joint ventures and associates which perform a wide range of activities and which together with the Bank constitute the Banco Bilbao Vizcaya Argentaria Group (hereinafter, the “Group” or the “BBVA Group”). In addition to its own separate financial statements, the Bank is required to prepare Consolidated Financial Statements comprising all consolidated subsidiaries of the Group.

As of December 31, 2020, the BBVA Group had 269 consolidated entities and 48 entities accounted for using the equity method (see Notes 3 and 16 and Appendix I to V).

The Consolidated Financial Statements of the BBVA Group for the year ended December 31, 2020 have been authorized for issue on February 26, 2021.

1.2. Basis for the presentation of the Consolidated Financial Statements

The BBVA Group’s Consolidated Financial Statements are presented in compliance with IFRS-IASB (International Financial Reporting Standards as issued by the International Accounting Standards Board), as well as in accordance with the International Financial Reporting Standards endorsed by the European Union (“EU-IFRS”) applicable as of December 31, 2020, considering the Bank of Spain Circular 4/2017, and with any other legislation governing financial reporting which is applicable and with the format and mark-up requirements established in the EU Delegated Regulation 2019/815 of the European Commission.

The BBVA Group’s accompanying Consolidated Financial Statements for the year ended December 31, 2020 were prepared by the Group’s Directors (through the Board of Directors meeting held on February 8, 2021) by applying the principles of consolidation, accounting policies and valuation criteria described in Note 2, so that they present fairly the Group’s total consolidated equity and financial position as of December 31, 2020, together with the consolidated results of its operations and cash flows generated during the year ended December 31, 2020.

These Consolidated Financial Statements were prepared on the basis of the accounting records kept by the Bank and each of the other entities in the Group. Moreover, they include the adjustments and reclassifications required to harmonize the accounting policies and valuation criteria used by the Group (see Note 2.2).

All effective accounting standards and valuation criteria with a significant effect in the Consolidated Financial Statements were applied in their preparation.

The amounts reflected in the accompanying Consolidated Financial Statements are presented in millions of euros, unless it is more appropriate to use smaller units. Some items that appear without a balance in these Consolidated Financial Statements are due to how the units are expressed. Also, in presenting amounts in millions of euros, the accounting balances have been rounded up or down. It is therefore possible that the totals appearing in some tables are not the exact arithmetical sum of their component figures.

The percentage changes in amounts have been calculated using figures expressed in thousands of euros.

1.3. Comparative information

The information included in the accompanying consolidated financial statements for the years ended December 31, 2019 and December 31, 2018, is presented in accordance with the applicable regulation, for the purpose of comparison with the information for the year ended December 31, 2020.

Agreement for the sale of BBVA’s U.S. subsidiary to PNC Financial Service Group

As mentioned in Note 3, in 2020 BBVA reached an agreement to sell its entire stake in BBVA USA Bancshares, Inc., parent company of the Group companies engaged in the banking business in the United States. As required by IFRS 5 "Non-current assets held for sale and discontinued operations", the balances of assets and liabilities corresponding to said companies for sale have been reclassified from their corresponding accounting headings to the headings "Non-current assets and disposal groups classified as held for sale” and “Liabilities included in disposal groups classified as held for sale” respectively, from the consolidated balance sheet as of December 31, 2020. Similarly, as required by the aforementioned IFRS 5, the results generated by these companies during the financial year 2020 are presented in the heading “Profit (loss) after taxes from discontinued operations” of the consolidated income statement for such year, and in the heading "Non-current assets and disposal groups classified as held for sale" in the consolidated statements of recognized income and expense for such year. Additionally, the results corresponding to the years 2019 and 2018 have been reclassified, to facilitate the comparison between years, to that same section of the respective consolidated income statements and consolidated statements of recognized income and expense for both years. Finally, in the consolidated statements of cash flows, the balances corresponding to cash and cash equivalents have been reclassified to the heading "Total cash and cash equivalents classified as non-current assets and disposal groups classified as held for sale" as of and for the year ended December 31, 2020.

Note 21 includes the condensed consolidated balance sheets, the condensed consolidated income statements and the condensed consolidated cash flow statements of the companies for sale in the United States as of and for the years 2020, 2019 and 2018.

Hyperinflationary economies

Considering the interpretation issued by the International Financial Reporting Interpretations Committee (IFRIC) in its “IFRIC Update” of March 2020 on IAS 29 “Financial information in hyperinflationary economies”, the Group made an accounting policy change which involves recording the differences generated when translating the restated financial statements of the subsidiaries in hyperinflationary economies into euros in the line item “Accumulated other comprehensive income (loss) – Items that may be reclassified to profit or loss – Foreign currency translation” of our consolidated balance sheet net equity.

In order to make the information as of December 31, 2019 and 2018 comparable with information as of December 31, 2020, such information has been restated by reclassifying €2,985 million and €2,987 million, respectively, from “Shareholders’ funds – Retained earnings” and €6 million and €20 million, respectively, from “Shareholders’ funds – Other reserves” to the headings “Accumulated other comprehensive income (loss) – Items that may be reclassified to profit or loss – Foreign currency translation and “Accumulated other comprehensive income (loss) – Items that may be reclassified to profit or loss – Share of other recognized income and expense of investments in joint ventures and associates” as of December 31, 2019 and 2018, respectively.

The reclassifications corresponding to January 1, 2020 and 2019 are included as "Effect of changes in accounting policies" in the Consolidated Total Statements of Changes in Equity corresponding to the years ended December 31, 2019 and 2018, respectively.

IFRS 9- collection of interest on impaired financial assets

As a consequence of the application of the interpretation issued by the IFRIC in its “IFRIC Update” of March 2019 regarding the collection of interest on impaired financial assets under IFRS 9, such collections are presented since 2020 as reductions in credit-related write-offs whereas previously they were included as interest income. In order to make the information comparable, the consolidated income statement information for the years ended December 31, 2019 and 2018 has been restated by recognizing a €78 and €80 million reduction in the heading “Interest and other income”, respectively against the heading “Impairment or reversal of impairment on financial assets not measured at fair value through profit or loss or net gains by modification”. This reclassification has had no net impact on the profit for the years ended December 31, 2019 and 2018, respectively, nor on the consolidated net equity as of December 31, 2019 and 2018, respectively.

Trading derivatives recognition

Information as of and for the year ended December 31, 2020 has been subject to certain non-significant presentation modifications, in the balance sheet related to the derivative activity. In order to make the information as of and for the years ended December 31, 2019 and 2018 comparable with the information as of and for the year ended December 31, 2020, figures as of and for the years ended December 31, 2019 and 2018 have been restated by recognizing a €953 million and a €1,013 million reduction in the Total Assets and Total Liabilities, respectively.

1.4. Seasonal nature of income and expense

The nature of the most significant activities carried out by the BBVA Group’s entities is mainly related to typical activities carried out by financial institutions, and are not significantly affected by seasonal factors within the same year.

1.5. Management and impacts of the COVID-19 pandemic

The appearance of the Coronavirus COVID-19 in China and its global expansion to a large number of countries, motivated the viral outbreak to be classified as a global pandemic by the World Health Organization since last March 11, 2020. The pandemic has affected and continues to adversely affect the world economy and economic activity and conditions in the countries in which the Group operates, leading many of them to economic recession. The governments of the different countries in which the Group operates have adopted different measures that have conditioned the evolution of the year (see Note 7.2).

In this pandemic situation, BBVA has focused its attention on enabling the continuity of the business operational security as a priority and monitoring the impacts on the business and on the risks of the Group (such as the impacts on results, capital or liquidity). Additionally, BBVA adopted from the beginning a series of measures to support its main interest groups. In this sense, the purpose and the Group's long-term strategic priorities remain the same and are even reinforced, with a commitment to technology and data-driven decision-making.

With the aim of mitigating the impact of COVID-19, various European and International bodies have made pronouncements to be taken into account in the implementation of the accounting and prudential frameworks. The BBVA Group has taken these pronouncements into consideration when preparing these consolidated financial statements (see Note 7.2.1).

The main impacts of COVID-19 pandemic in the BBVA Group's consolidated Financial Statements are detailed in the following Notes:

•Note 1.6 includes information on the consideration of the COVID-19 pandemic in the estimates made.

•Note 4 mentions the amendment of the Group’s shareholder remuneration policy, in accordance with the recommendation issued by the European Central Bank, which no longer pays any amount as a dividend for the financial year 2020 until as long as the uncertainties generated by the pandemic remain.

•Note 7.1 details the main risks associated with the pandemic as well as the impacts that have occurred both in the operations and in the consolidated financial statements for the year ended December 31, 2020. Information on the impact of COVID-19 is included in the macroeconomic forecasts and in the calculation of expected losses.

•Note 7.2 includes information related to the initiatives carried out by the Group to help the most affected clients, jointly with the corresponding governments. Likewise, it contains, among others, information regarding the level of activity and the amount corresponding to moratorium measures, both public and private, granted by the Group worldwide.

•Note 7.5 presents information regarding the impact on liquidity and financing risk.

•Note 18.1 includes information concerning the impairment of the goodwill in the United States carried out during the first quarter of 2020, mainly due to the impact of COVID-19 in updating the macroeconomic scenario and the expected evolution of interest rates.

•Note 32 includes information with regard to the impact on the Group's capital.

•Note 47 includes information on the impact of the update of the macroeconomic scenario affected by the COVID-19 pandemic.

1.6. Responsibility for the information and for the estimates made

The information contained in the BBVA Group’s Consolidated Financial Statements is the responsibility of the Group’s Directors.

Estimates were required to be made at times when preparing these Consolidated Financial Statements in order to calculate the recorded or disclosed amount of some assets, liabilities, income, expense and commitments. These estimates relate mainly to the following:

•Loss allowances on certain financial assets (see Notes 7, 12, 13, 14 and 16).

•The assumptions used to quantify certain provisions (see Notes 23 and 24) and for the actuarial calculation of post-employment benefit liabilities and commitments (see Note 25).

•The useful life and impairment losses of tangible and intangible assets (see Notes 17, 18, 20 and 21).

•The valuation of goodwill and price allocation of business combinations (see Note 18).

•The fair value of certain unlisted financial assets and liabilities (see Notes 7, 8, 10, 11, 12 and 13).

•The recoverability of deferred tax assets (see Note 19).

As mentioned before, on March 11, 2020, COVID-19 was declared as a global pandemic by the World Health Organization (see Note 1.5). The great uncertainty associated to the unprecedented nature of this pandemic entails a greater complexity of developing reliable estimations and applying judgment.

Therefore, these estimates were made on the basis of the best available information on the matters analyzed, as of December 31, 2020. However, it is possible that events may take place in the future which could make it necessary to amend these estimations (upward or downward), which would be carried out prospectively, recognizing the effects of the change in estimation in the corresponding consolidated income statement.

During 2020 there have been no relevant changes in the assumptions and estimates made as of December 31, 2019 and 2018, with the exception of those indicated in these consolidated Financial Statements.

1.7. BBVA Group’s Internal Control over Financial Reporting

BBVA Group’s Consolidated Financial Statements are prepared under an Internal Control over Financial Reporting Model (ICFR). It provides reasonable assurance with respect to the reliability and the integrity of the consolidated financial statements. It is also aimed to support that the transactions are processed in accordance with the applicable laws and regulations.

The ICFR is in accordance with the control framework established in 2013 by the “Committee of Sponsoring Organizations of the Treadway Commission” (hereinafter, "COSO"). The COSO 2013 framework sets five components that constitute the basis of the effectiveness and efficiency of the internal control systems:

•The establishment of an appropriate control framework.

•The assessment of the risks that could arise during the preparation of the financial information.

•The design of the necessary controls to mitigate the identified risks.

•The establishment of an appropriate system of information to detect and report system weaknesses.

•The monitoring activities over the controls to support they perform correctly and are effective over time.

The ICFR is a dynamic model that evolves continuously over time to reflect the reality of the BBVA Group’s businesses and processes, as well as the risks and controls designed to mitigate them. It is subject to a continuous evaluation by the internal control units located in the different entities of BBVA Group.

These internal control units are integrated within the BBVA internal control model, defined and led by Regulation & Internal Control, and which is based in two pillars:

•A control system organized into three lines of defense that has been updated and strengthened in 2020, as described below:

•The first line of defense (1LoD) is located within the business and support units, which are responsible for identifying risks associated with their processes, as well as for implementing and executing the necessary controls to mitigate them. In 2019, in order to reinforce the adequate risk management in each area’s processes, the role of the Risk Control Assurer was created.

•The second line of defense (2LoD) comprises the specialized control units for each type of risk (Finance, Legal, IT, Third Party, Compliance or Processes among others). This second line defines the mitigation and control frameworks for their areas of responsibility across the entire organization and performs challenge to the control model (supervises the implementation and design of the controls and assesses their effectiveness).

•The third line of defense (3LoD) is the Internal Audit unit, which conducts an independent review of the model, verifying the compliance and effectiveness of the model.

•A committee structure in the Group, called Corporate Assurance, which enables the escalation of possible weaknesses and internal control issues to the management at a Group level and also in each of the countries where the Group operates.

The internal control units within Finance comply with a common and standard methodology established at the Group level, as set out in the following diagram:

The ICFR Model is subject to annual evaluations by the Group’s Internal Audit Unit. It is also supervised by the Audit Committee of the Bank’s Board of Directors.

The BBVA Group is also required to comply with the Sarbanes-Oxley Act (hereafter “SOX”) for Consolidated Financial Statements as a listed company with the U.S. Securities and Exchange Commission (“SEC”). The main senior executives of the Group are involved in the design, compliance and implementation of the internal control model to make it effective and to support the quality and accuracy of the financial information.